Interest and Other Nonoperating Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2016
Interest and Other Income [Abstract]
Schedule of Other Nonoperating Income (Expense)
Interest and Other Nonoperating Income (Expense)

	Years Ended December 31,
(In millions)	2016	2015	2014

Interest income	$2.6	3.3	3.0
Gain on marketable securities	0.5	1.1	0.4
Derivative instruments	(0.6)	(0.5)	(1.0)
Retirement benefit cost other than service cost	(40.3)	(39.8)	(86.9)
Other	(1.3)	(0.5)	(0.5)
Total	$(39.1)	(36.4)	(85.0)